COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
2 1 .	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments
As of December 31, 2023, the Company had capital commitments mainly for the construction and acquisition of property and equipment for Studio City and City of Dreams totaling
$51,938.

(b)	Other Commitments
Concession - Macau
Under the Concession awarded by the Macau government to Melco Resorts Macau on December 16, 2022, in addition to the fixed premium and variable premiums, as well as the Fee (see Note 7), Melco Resorts Macau is obligated to pay the Macau government the following:

i)	A special gaming tax of an amount equal to 35% of gross gaming revenue on a monthly basis.

ii)
Contributions of 2% and 3%
of gross gaming revenue to a public fund, and to urban development, touristic promotion and social security, respectively, on a monthly basis. These contributions may be waived or reduced with respect to gross gaming revenue generated by foreign patrons under certain circumstances.

iii)
A special premium in the event the average gross gaming revenue of Melco Resorts Macau’s gaming tables does not reach the annual minimum of MOP7,000 (equivalent to $870) and the average gross gaming revenue of the electronic gaming machines does not reach the annual minimum of MOP300 (equivalent to $37). The amount of the special premium is equivalent to the difference between the amount of the special gaming tax paid by Melco Resorts Macau and the amount that would be paid under the annual minimum set average gross gaming revenue for gaming tables and electronic gaming machines.

iv)
Melco Resorts Macau must maintain a guarantee issued by a Macau bank in favor of the Macau government in the amount of MOP1,000,000 (equivalent to $124,284) until 180 days after the earlier of the expiration
or
termination of the Concession to guarantee its performance of certain of its legal and contractual obligations, including labor obligations.

As a result of the bank guarantee issued by the bank to the Macau government as disclosed above, a sum of 0.03% per annum of the guarantee amount is payable by Melco Resorts Macau to the bank.
Committed
Investment
In connection with the Concession, Melco Resorts Macau has undertaken to carry out investment in the overall amount of MOP11,823,700 (equivalent to $1,469,491) by December 2032. The investment plan includes gaming and non-gaming
related projects in the expansion of foreign market patrons, conventions and exhibitions, entertainment shows, sports events, art and culture, health and well-being, thematic entertainment, gastronomy, community and maritime tourism and others. Out of the total investment amount referred to above, MOP10,008,000 (equivalent to $1,243,829) is to be applied to non-gaming
related projects, with the balance applied to gaming related projects. Melco Resorts Macau has undertaken to carry out incremental additional non-gaming
investment in the amount of approximately 20% of its initial non-gaming
investment, or MOP2,003,000 (equivalent to $248,940), in the event the Macau’s annual gross gaming revenue reaches MOP180,000,000 (equivalent to $22,371,034) (the “Incremental Investment Trigger”). As Macau’s annual gross gaming revenue exceeded MOP180,000,000 (equivalent to $22,371,034) in 2023, the Incremental Investment
Trigger was reached and, the non-gaming investment to be carried out was increased by
MOP2,003,000 (equivalent to $248,940) to MOP12,011,000 (equivalent to $1,492,769), with the overall investment amount increased to MOP13,826,700 (equivalent to $1,718,431) to be carried out by December 2032. As of December 31, 2023, the total investment in gaming and non-gaming related projects carried out was in the aggregate amount of MOP1,330,971 (equivalent to $165,418).
Regular License - Philippines
Commitments required by PAGCOR under the Regular License are as follows:

•	To secure a surety bond in favor of PAGCOR in the amount of PHP100,000 (equivalent to $1,800) to ensure prompt and punctual remittances/payments of all license fees.

•
License fees must be remitted on a monthly basis, in lieu of all taxes with reference to the income component of the gross gaming revenues: (a) 15% high roller tables; (b) 25%
non-high
roller tables; (c) 25% slot machines and electronic gaming machines; and (d) 15% junket operations. The license fees are inclusive of the 5% franchise tax under the terms of the PAGCOR charter. In October 2021, certain terms under the Regular License were amended to include the monthly minimum guarantee fee of PHP300 (equivalent to $5) on certain games under the 25%
non-high
roller tables effective on March 15, 2022. This monthly minimum guarantee fee was discontinued in June 2022, but was reinstated on March 2, 2023.

•
The Licensees are required to remit 2% of casino revenues generated from non-junket
operation tables to a foundation devoted to the restoration of Philippine cultural heritage, as selected by the Licensees and approved by PAGCOR.

•
PAGCOR may collect a 5% fee on
non-gaming
revenue received from food and beverage, retail and entertainment outlets. All revenues from hotel operations should not be subject to the 5% fee except for rental income received from retail concessionaires.

•
Grounds for revocation of the Regular License, among others, are as follows: (a) failure to comply with material provisions of this license; (b) failure to remit license fees within 30 days from receipt of notice of default; (c) the holder has become bankrupt or insolvent; and (d) if the debt-to-equity
ratio is more than
70:30
. As of December 31, 2023 and 2022, MPHIL Holdings Group, as one of the Licensee parties, has complied with the required debt-to-equity
ratio under the definition as agreed with PAGCOR.

Cooperation Agreement - Philippines
Under the terms of the Cooperation Agreement, the Licensees are jointly and severally liable to PAGCOR under the Regular License and each Licensee (indemnifying Licensee) must indemnify the other Licensees for any losses suffered or incurred by that Licensee arising out of, or in connection with, any breach by the indemnifying Licensee of the Regular License. Also, each of the Philippine Parties and MPHIL Holdings Group agree to indemnify the non-breaching
party for any losses suffered or incurred as a result of a breach of any warranties.
Gaming License - Cyprus
Pursuant to the Cyprus License agreement, in addition to the Cyprus License Fee (see Note 7), the Cyprus Subsidiary has committed to pay the Cyprus government a casino tax of an amount equal to 15% of the gross gaming revenue on a monthly basis and the rate shall not be increased during the period of exclusivity for the Cyprus License.

(c)	Guarantees
Except as disclosed in Notes 11 and 21(b), the Company has made the following significant guarantees as of December 31, 2023:

•	Melco entered into two deeds of guarantee with third parties amounting to $35,000 to guarantee certain payment obligations of the City of Dreams’ operations.
•
In October 2013, one of the Melco’s subsidiaries entered into a trade credit facility agreement for HK$200,000 (equivalent to $25,602) (“Trade Credit Facility”) with a bank to meet certain payment obligations of the Studio City project. The Trade Credit Facility which matured on August 31, 2023 was further extended to August 31, 2025, and is guaranteed by Studio City Company. As of December 31, 2023, approximately $640 of the Trade Credit Facility had been utilized.

•	Melco Resorts Leisure issued a corporate guarantee of PHP100,000 (equivalent to $1,800) to a bank in respect of a surety bond issued to PAGCOR as disclosed in Note 21(b) under the Regular License.

(d)	Litigation
On December 7, 2021, the Independent Liquor and Gaming Authority in Australia (“ILGA”) commenced proceedings in the Supreme Court of New South Wales against Melco and six individual directors and/or officers of Melco, principally seeking a payment of Australian dollars (“AUD”) 3,676 (equivalent to $2,664) together with (i) the corresponding interest on such amount from August 3, 2020 to the date of judgment, and (ii) ILGA’s legal costs in the proceedings by ILGA allegedly associated with its seeking in its assessment of whether a major change was proposed or occurred as a result of Melco’s acquisition of shares in Crown in 2019. On July 24, 2023, a settlement deed was entered into for full and final settlement of all outstanding claims in respect of such proceedings.
As of December 31, 2023, the Company was a party to certain other legal proceedings which relate to matters arising out of the ordinary course of its business. Management believes that the outcomes of such proceedings have been adequately provided for or have no material impacts on the Company’s consolidated financial statements as a whole.